united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund

Day Hagan Logix Tactical Dividend Fund

December 31, 2018

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

Beginning January 1, 2021, the Fund intends to meet its shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Fund’s website, www.dhfunds.com rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at 877-329-4246 (877-DAY-HAGN). Your election to receive reports in paper will apply to all funds held within the fund complex.

If you own these shares through a financial intermediary (such as a broker-dealer or bank), you may elect to receive paper copies or electronic copies of shareholder reports by contacting your financial intermediary. If you do not own these shares through a financial intermediary, you may elect to receive electronic copies of the shareholder reports by calling the Fund at 877-329-4246 (877-DAY-HAGN) or elect to receive paper copies of the shareholder reports by following the instructions included. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

Day Hagan Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception ^	Since Inception ^^
Day Hagan Tactical Allocation Fund Class A	(8.40)%	(9.12)%	0.87%	0.17%	3.27%	N/A
Day Hagan Tactical Allocation Fund Class A with load	(13.64)%	(14.35)%	(1.09)%	(1.01)%	2.60%	N/A
Day Hagan Tactical Allocation Fund Class C	(8.72)%	(9.82)%	0.13%	(0.58)%	2.49%	N/A
Day Hagan Tactical Allocation Fund Class I	(8.31)%	(9.03)%	1.13%	N/A	N/A	0.05%
MSCI ACWI Index **	(9.02)%	(9.42)%	6.60%	4.26%	7.55%	3.22%
MSCI World Index ***	(9.83)%	(10.44)%	4.25%	2.55%	5.98%	1.59%
Day Hagan Tactical Allocation Blended Index ****	(4.26)%	(4.55)%	4.48%	3.70%	5.96%	2.93%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I share through October 31, 2019. The Fund’s gross total annual operating expenses were 2.07% for Class A shares, 2.82% for Class C shares and 1.82% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The MSCI ACWI Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets.

***	The MSCI World Index is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.

****	The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the MSCI ACWI Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% Bloomberg Barclays 1-3 Month Treasury.

^	Inception date for Class A and Class C is October 30, 2009.

^^	Inception date for Class I is July 1, 2014.

Holdings by Industry on December 31, 2018	% of Net Assets
Exchange-Traded Equity Funds	72.4%
Exchange-Traded Debt Funds	16.8%
Exchange-Traded Commodity Fund	3.5%
Other / Cash & Cash Equivalents	7.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception****
Day Hagan Logix Tactical Dividend Fund Class A	(10.50)%	(9.71)%	3.18%	3.00%
Day Hagan Logix Tactical Dividend Fund Class A with load	(15.63)%	(14.90)%	1.17%	1.66%
Day Hagan Logix Tactical Dividend Fund Class C	(10.79)%	(10.32)%	2.41%	2.24%
Day Hagan Logix Tactical Dividend Fund Class I	(10.35)%	(9.44)%	3.44%	3.27%
Russell 1000 Value Total Return Index **	(6.69)%	(8.27)%	6.95%	4.65%
S&P 500 Total Return Index ***	(6.85)%	(4.38)%	9.26%	7.64%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.55% for Class A shares, 2.30% for Class C shares and 1.30% for Class I shares through October 31, 2019. The Fund’s gross total annual operating expenses were 1.66% for Class A shares, 2.41% for Class C shares and 1.41% for Class I shares per the latest prospectus . For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The Russell 1000 Value Total Return Index measures the performance of the largest 1000 U.S. companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

***	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

****	Inception date is July 1, 2014.

Holdings by Industry on December 31, 2018	% of Net Assets
Oil & Gas	11.7%
REITs (Real Estate Investment Trusts)	11.2%
Exchange-Traded Debt Funds	10.6%
Diversified Financial Services	10.1%
Food	9.9%
Transportation	9.9%
Pharmaceuticals	9.4%
Retail	6.6%
Agriculture	4.7%
Telecommunications	4.1%
Other / Cash & Cash Equivalents	11.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Day Hagan Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 92.7%
	COMMODITY FUND - 3.5%
56,000	iShares Silver Trust +	$813,120

	DEBT FUNDS - 16.8%
45,479	First Trust Enhanced Short Maturity ETF	2,721,918
10,751	iShares Core U.S. Aggregate Bond ETF	1,144,874
		3,866,792
	EQUITY FUNDS - 72.4%
35,000	iShares China Large-Cap ETF	1,367,800
50,795	iShares Core MSCI Emerging Markets ETF	2,394,984
11,602	iShares Core S&P Small-Cap ETF	804,251
53,960	iShares MSCI Eurozone ETF	1,891,838
24,893	iShares MSCI Japan ETF	1,261,826
18,655	iShares Russell 1000 Growth ETF	2,442,126
13,037	SPDR S&P 500 ETF Trust	3,258,207
33,290	Vanguard Dividend Appreciation ETF	3,260,755
		16,681,787

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,923,397)	21,361,699

	TOTAL INVESTMENTS - 92.7% (Cost $22,923,397)	$21,361,699
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.3%	1,677,328
	TOTAL NET ASSETS - 100.0%	$23,039,027

ETF - Exchange-Traded Fund

+	Non-income producing security

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Fair Value

	COMMON STOCK - 73.9%
	AGRICULTURE - 4.7%
66,000	Archer-Daniels-Midland Co.	$2,704,020
26,500	Bunge Ltd.	1,416,160
		4,120,180
	BEVERAGES - 2.9%
54,700	Coca-Cola Co.	2,590,045

	COMMERCIAL SERVICES - 1.5%
19,440	Monro, Inc.	1,336,500

	DIVERSIFIED FINANCIAL SERVICES - 10.1%
5,664	BlackRock, Inc.	2,224,932
37,982	Eaton Vance Corp.	1,336,207
159,122	Invesco Ltd.	2,663,702
28,749	T Rowe Price Group, Inc.	2,654,107
		8,878,948
	FOOD - 9.9%
32,700	Ingredion, Inc.	2,988,780
53,000	Kellogg Co.	3,021,530
52,000	Tyson Foods, Inc.	2,776,800
		8,787,110
	OIL & GAS - 11.7%
114,700	Cabot Oil & Gas Corp.	2,563,545
45,891	Exxon Mobil Corp.	3,129,307
37,279	Occidental Petroleum Corp.	2,288,185
82,600	Suncor Energy, Inc.	2,310,322
		10,291,359
	PHARMACEUTICALS - 9.4%
41,539	AmerisourceBergen Corp.	3,090,502
67,500	Cardinal Health, Inc.	3,010,500
20,100	McKesson Corp.	2,220,447
		8,321,449
	RETAIL - 6.6%
72,000	TJX Cos., Inc.	3,221,280
31,300	Tractor Supply Co.	2,611,672
		5,832,952

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Fair Value
	COMMON STOCK - 73.9% (Continued)
	SEMICONDUCTORS - 3.1%
48,000	QUALCOMM, Inc.	$2,731,680

	TELECOMMUNICATIONS - 4.1%
41,100	Cisco Systems, Inc.	1,780,863
27,886	InterDigital, Inc.	1,852,467
		3,633,330
	TRANSPORTATION - 9.9%
22,600	CH Robinson Worldwide, Inc.	1,900,434
22,485	FedEx Corp.	3,627,505
33,188	United Parcel Service, Inc.	3,236,826
		8,764,765

	TOTAL COMMON STOCK ( Cost - $70,936,986)	65,288,318

	EXCHANGE-TRADED FUNDS - 10.6%
	DEBT FUNDS - 10.6%
123,500	iShares Floating Rate Bond ETF	6,219,460
31,000	PIMCO Enhanced Short Maturity Active ETF	3,129,450
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,431,408)	9,348,910

	REITs (REAL ESTATE INVESTMENT TRUSTS) - 11.2%
19,300	American Tower Corp.	3,053,067
14,700	Public Storage	2,975,427
112,200	Starwood Property Trust, Inc.	2,211,462
28,830	Ventas, Inc.	1,689,149
	TOTAL REITs (Cost $9,541,359)	9,929,105

	TOTAL INVESTMENTS - 95.7% (Cost $89,909,753)	$84,566,333
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%	3,804,705
	TOTAL NET ASSETS - 100.0%	$88,371,038

ETF - Exchange-Traded Fund

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2018

	Tactical	Logix Tactical
	Allocation Fund	Dividend Fund
ASSETS
Investment securities:
At cost	$22,923,397	$89,909,753
At value	$21,361,699	$84,566,333
Cash at Custodian	1,483,026	1,074,804
Cash at Broker	10,973	271
Receivable for Fund shares sold	300,000	48,500
Dividends receivable	19,718	245,124
Receivable for securities sold	—	2,847,754
Prepaid expenses and other assets	23,913	63,217
TOTAL ASSETS	23,199,329	88,846,003

LIABILITIES
Payable for Securities Purchased	—	166,237
Distribution (12b-1) fees payable	14,070	3,716
Payable for Fund shares repurchased	114,463	160,128
Investment management fees payable	12,373	95,388
Payable to related parties	7,213	24,606
Accrued expenses and other liabilities	12,183	24,890
TOTAL LIABILITIES	160,302	474,965
NET ASSETS	$23,039,027	$88,371,038

Composition of Net Assets:
Paid in capital	$25,343,247	$98,909,728
Accumulated earnings (losses)	(2,304,220)	(10,538,690)
NET ASSETS	$23,039,027	$88,371,038

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2018

	Tactical	Logix Tactical
	Allocation Fund	Dividend Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,109,497	$5,707,007
Shares of beneficial interest outstanding (a)	112,220	614,036
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$9.89	$9.29
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.49	$9.86

Class C Shares:
Net Assets	$3,821,360	$13,833,588
Shares of beneficial interest outstanding (a)	414,027	1,520,354
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.23	$9.10

Class I Shares:
Net Assets	$18,108,170	$68,830,443
Shares of beneficial interest outstanding (a)	1,824,616	7,381,865
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.92	$9.32

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2018

	Tactical	Logix Tactical
	Allocation Fund	Dividend Fund
INVESTMENT INCOME
Dividends	$305,691	$1,533,980
Interest	7,578	137,412
TOTAL INVESTMENT INCOME	313,269	1,671,392

EXPENSES
Investment management fees	130,936	565,519
Distribution (12b-1) fees:
Class A	2,202	8,878
Class C	19,509	81,999
Administration fees and expenses	18,060	66,699
Registration fees	18,400	36,800
Management service fees	12,388	45,121
Audit Fees	6,806	6,806
Legal Fees	5,785	9,025
Compliance officer fees	5,445	9,075
Trustees fees and expenses	5,042	5,042
Printing and postage expenses	4,285	9,075
Shareholder service fees	3,560	32,109
Custodian fees	3,643	8,196
Insurance expense	552	1,288
Other expenses	1,008	1,765
TOTAL EXPENSES	237,621	887,397

Less: Fees waived by the Manager	(38,371)	(58,315)
NET EXPENSES	199,250	829,082

NET INVESTMENT INCOME	114,019	842,310

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(478,204)	(3,941,780)
Net realized gain from options written	7,925	—
Net realized loss from investments and options written	(470,279)	(3,941,780)

Net change in unrealized depreciation on investments	(1,740,424)	(7,805,606)
Net change in unrealized depreciation on options written	(815)	—
Net change on unrealized depreciation on investments and options written	(1,741,239)	(7,805,606)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(2,211,518)	(11,747,386)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,097,499)	$(10,905,076)

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$114,019	$86,679
Net realized gain (loss) from investments	(470,279)	2,126,900
Net change in unrealized depreciation on investments and options written	(1,741,239)	(865,201)
Net increase (decrease) in net assets resulting from operations	(2,097,499)	1,348,378

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(997)
Class I	—	(59,339)
From net realized gains:
Class A	—	(449,198)
Class C	—	(365,408)
Class I	—	(1,129,808)
Total distributions paid *	(1,184,993)	—
Total distributions to shareholders	(1,184,993)	(2,004,750)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,149	608,104
Class C	502,950	548,482
Class I	3,503,908	3,820,234
Net asset value of shares issued in reinvestment of distributions:
Class A	51,406	422,596
Class C	154,200	343,947
Class I	880,715	1,136,356
Payments for shares redeemed:
Class A	(3,767,558)	(4,324,458)
Class C	(500,246)	(2,012,533)
Class I	(2,867,606)	(1,415,666)
Net decrease in net assets from shares of beneficial interest	(2,012,082)	(872,938)

TOTAL DECREASE IN NET ASSETS	(5,294,574)	(1,529,310)

NET ASSETS
Beginning of Period	28,333,601	29,862,911
End of Period **	$23,039,027	$28,333,601

SHARE ACTIVITY
Class A:
Shares Sold	2,649	52,269
Shares Reinvested	5,125	37,037
Shares Redeemed	(330,111)	(372,204)
Net decrease in shares of beneficial interest outstanding	(322,337)	(282,898)

Class C:
Shares Sold	53,655	49,869
Shares Reinvested	16,457	32,144
Shares Redeemed	(48,233)	(184,867)
Net increase (decrease) in shares of beneficial interest outstanding	21,879	(102,854)

Class I:
Shares Sold	304,629	332,859
Shares Reinvested	87,459	99,245
Shares Redeemed	(254,008)	(121,685)
Net increase in shares of beneficial interest outstanding	138,080	310,419

*	Distrtibutions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $25,398 as of June 30, 2018.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$842,310	$1,012,822
Net realized gain (loss) from investments	(3,941,780)	12,725,918
Distribution of long term capital gains from underlying investment companies	—	245
Net change in unrealized depreciation on investments	(7,805,606)	(2,301,273)
Net increase (decrease) in net assets resulting from operations	(10,905,076)	11,437,712

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(77,872)
Class C	—	(8,149)
Class I	—	(978,147)
From net realized gains:
Class A	—	(688,014)
Class C	—	(1,155,189)
Class I	—	(6,655,826)
Total distributions paid *	(9,590,214)	—
Total distributions to shareholders	(9,590,214)	(9,563,197)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	198,595	1,885,954
Class C	684,551	1,963,179
Class I	8,497,392	24,901,633
Net asset value of shares issued in reinvestment of distributions:
Class A	438,729	585,253
Class C	1,365,097	1,122,072
Class I	6,023,546	6,333,188
Payments for shares redeemed:
Class A	(3,098,160)	(7,623,066)
Class C	(1,992,055)	(6,512,914)
Class I	(23,560,010)	(51,912,228)
Net decrease in net assets from shares of beneficial interest	(11,442,315)	(29,256,929)

TOTAL DECREASE IN NET ASSETS	(31,937,605)	(27,382,414)

NET ASSETS
Beginning of Period	120,308,643	147,691,057
End of Period **	$88,371,038	$120,308,643

SHARE ACTIVITY
Class A:
Shares Sold	17,050	162,746
Shares Reinvested	45,755	51,597
Shares Redeemed	(267,953)	(663,842)
Net decrease in shares of beneficial interest outstanding	(205,148)	(449,499)

Class C:
Shares Sold	61,288	175,163
Shares Reinvested	146,037	100,815
Shares Redeemed	(178,880)	(582,900)
Net increase (decrease) in shares of beneficial interest outstanding	28,445	(306,922)

Class I:
Shares Sold	736,222	2,169,517
Shares Reinvested	625,358	556,392
Shares Redeemed	(2,109,415)	(4,557,033)
Net decrease in shares of beneficial interest outstanding	(747,835)	(1,831,124)

*	Distrtibutions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income of $0 as of June 30, 2018.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months
	Ended		Year		Year	Year		Year		Year
	December 31, 2018		Ended		Ended	Ended		Ended		Ended
	(Unaudited)		June 30, 2018		June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014
Net asset value, beginning of period	$11.35		$11.62		$10.81	$11.30		$11.90		$10.76
Activity from investment operations:
Net investment income (loss) (5)(6)	0.06		0.03		0.02	(0.00	) (1)	(0.00	) (1)	(0.00	) (1)
Net realized and unrealized gain (loss) from investments	(1.00)		0.51		0.79	(0.36)		(0.05)		1.31
Total from investment operations	(0.94)		0.54		0.81	(0.36)		(0.05)		1.31
Less distributions from:
Net investment income	(0.07)		(0.00	) (1)	—	—		(0.01)		(0.03)
Net realized gains	(0.45)		(0.81)		—	(0.13)		(0.54)		(0.14)
Total distributions	(0.52)		(0.81)		—	(0.13)		(0.55)		(0.17)
Net asset value, end of period	$9.89		$11.35		$11.62	$10.81		$11.30		$11.90
Total return (2)	(8.40	)% (9)	4.64%		7.49%	(3.18)%		(0.49)%		12.21%
Net assets, at end of period (000s)	$1,109		$4,934		$8,340	$15,542		$40,030		$53,377
Ratio of gross expenses to average net assets (3)(4)	1.91	% (8)	1.88	% (7)	1.79%	1.83%		1.71%		1.75%
Ratio of net expenses to average net assets (4)	1.60	% (8)	1.61	% (7)	1.60%	1.60%		1.60%		1.60%
Ratio of net investment income (loss) to average net assets (4)(6)	1.02	% (8)	0.25	% (7)	0.18%	(0.03%)		(0.02%)		(2.00%)
Portfolio Turnover Rate	85	% (9)	303%		176%	59%		120%		206%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	The ratios include 0.01% of Broker/Margin interest expense for the year ended June 30, 2018.

(8)	Annualized for periods less than one full year.

(9)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months
	Ended		Year		Year	Year	Year	Year
	December 31, 2018		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
Net asset value, beginning of period	$10.60		$10.98		$10.29	$10.84	$11.51	$10.47
Activity from investment operations:
Net investment income (loss) (4)(5)	0.00	(9)	(0.05)		(0.06)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss) from investments	(0.92)		0.48		0.75	(0.33)	(0.04)	1.28
Total from investment operations	(0.92)		0.43		0.69	(0.42)	(0.13)	1.20
Less distributions from:
Net investment income	—		—		—	—	—	(0.02)
Net realized gains	(0.45)		(0.81)		—	(0.13)	(0.54)	(0.14)
Total distributions	(0.45)		(0.81)		—	(0.13)	(0.54)	(0.16)
Net asset value, end of period	$9.23		$10.60		$10.98	$10.29	$10.84	$11.51
Total return (1)	(8.72	)% (7)	3.86%		6.71%	(3.88)%	(1.24)%	11.50%
Net assets, at end of period (000s)	$3,821		$4,157		$5,436	$7,270	$9,467	$9,300
Ratio of gross expenses to average net assets (2)(3)	2.66	% (6)	2.63	% (8)	2.54%	2.58%	2.46%	2.50%
Ratio of net expenses to average net assets (3)	2.35	% (6)	2.36	% (8)	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (3)(5)	0.04	% (6)	(0.48	%) (8)	(0.53%)	(0.82%)	(0.80)%	(0.70)%
Portfolio Turnover Rate	85	% (7)	303%		176%	59%	120%	206%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Per share amounts calculated using the average shares method.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized.

(8)	The ratios include 0.01% of Broker/Margin interest expense for the year ended June 30, 2018.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months
	Ended		Year		Year	Year	Year
	December 31, 2018		Ended		Ended	Ended	Ended
	(Unaudited)		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$11.41		$11.69		$10.85	$11.29	$11.93 (1)
Activity from investment operations:
Net investment income (loss) (5)(6)	0.06		0.06		0.05	0.01	(0.01)
Net realized and unrealized gain (loss) from investments	(1.00)		0.51		0.79	(0.32)	(0.05)
Total from investment operations	(0.94)		0.57		0.84	(0.31)	(0.06)
Less distributions from:
Net investment income	(0.10)		(0.04)		—	—	(0.04)
Net realized gains	(0.45)		(0.81)		—	(0.13)	(0.54)
Total distributions	(0.55)		(0.85)		—	(0.13)	(0.58)
Net asset value, end of period	$9.92		$11.41		$11.69	$10.85	$11.29
Total return (2)	(8.31	)% (8)	4.88%		7.74%	(2.74)%	(0.56)%
Net assets, at end of period (000s)	$18,108		$19,242		$16,087	$15,384	$435
Ratio of gross expenses to average net assets (3)(4)	1.66	% (7)	1.63	% (9)	1.54%	1.58%	1.46%
Ratio of net expenses to average net assets (4)	1.35	% (7)	1.36	% (9)	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (4)(6)	1.01	% (7)	0.54	% (9)	0.48%	0.05%	(0.10%)
Portfolio Turnover Rate	85	% (8)	303%		176%	59%	120%

(1)	The Day Hagan Tactical Allocation Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	The ratios include 0.01% of Broker/Margin interest expense for the year ended June 30, 2018.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months
	Ended		Year	Year	Year	Year
	December 31, 2018		Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$11.53		$11.33	$10.93	$10.68	$10.00 (1)
Activity from investment operations:
Net investment income (5)(6)	0.08		0.08	0.05	0.05	0.02
Net realized and unrealized gain (loss) from investments	(1.26)		0.95	0.49	0.36	0.69
Total from investment operations	(1.18)		1.03	0.54	0.41	0.71
Less distributions from:
Net investment income	(0.08)		(0.08)	(0.07)	—	(0.01)
Net realized gains	(0.98)		(0.75)	(0.07)	(0.16)	(0.02)
Total distributions	(1.06)		(0.83)	(0.14)	(0.16)	(0.03)
Net asset value, end of period	$9.29		$11.53	$11.33	$10.93	$10.68
Total return (2)	(10.50	)% (8)	9.29%	4.99%	3.90%	7.07%
Net assets, at end of period (000s)	$5,707		$9,442	$14,379	$18,980	$15,900
Ratio of gross expenses to average net assets before expense reimbursement or	1.64	% (7)	1.61%	1.59%	1.70%	2.12%
Ratio of net expenses to average net assets after expense reimbursement or re	1.55	% (7)	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets (4)(6)	1.40	% (7)	0.67%	0.49%	0.49%	0.15%
Portfolio Turnover Rate	32	% (8)	84%	72%	73%	93%

(1)	The Day Hagan Logix Tactical Dividend Fund Class A shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year
	December 31, 2018		Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$11.31		$11.14	$10.77	$10.61	$10.00 (1)
Activity from investment operations:
Net investment income (loss) (5)(6)	0.04		(0.01)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss) from investments	(1.23)		0.94	0.48	0.35	0.69
Total from investment operations	(1.19)		0.93	0.46	0.32	0.63
Less distributions from:
Net investment income	(0.04)		(0.01)	(0.02)	—	—
Net realized gains	(0.98)		(0.75)	(0.07)	(0.16)	(0.02)
Total distributions	(1.02)		(0.76)	(0.09)	(0.16)	(0.02)
Net asset value, end of period	$9.10		$11.31	$11.14	$10.77	$10.61
Total return (2)	(10.79	)% (8)	8.43%	4.25%	2.98%	6.28%
Net assets, at end of period (000s)	$13,834		$16,869	$20,045	$14,915	$3,790
Ratio of gross expenses to average net assets before expense reimbursement or	2.39	% (7)	2.36%	2.34%	2.45%	2.87%
Ratio of net expenses to average net assets after expense reimbursement or	2.30	% (7)	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (4)(6)	0.66	% (7)	(0.08%)	(0.20%)	(0.34%)	(0.57%)
Portfolio Turnover Rate	32	% (8)	84%	72%	73%	93%

(1)	The Day Hagan Logix Tactical Dividend Fund Class C shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months
	Ended		Year	Year	Year	Year
	December 31, 2018		Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$11.56		$11.37	$10.97	$10.70	$10.00 (1)
Activity from investment operations:
Net investment income (5)(6)	0.10		0.11	0.09	0.07	0.05
Net realized and unrealized gain (loss) from investments	(1.27)		0.95	0.49	0.37	0.69
Total from investment operations	(1.17)		1.06	0.58	0.44	0.74
Less distributions from:
Net investment income	(0.09)		(0.12)	(0.11)	(0.01)	(0.02)
Net realized gains	(0.98)		(0.75)	(0.07)	(0.16)	(0.02)
Total distributions	(1.07)		(0.87)	(0.18)	(0.17)	(0.04)
Net asset value, end of period	$9.32		$11.56	$11.37	$10.97	$10.70
Total return (2)	(10.35	)% (8)	9.45%	5.31%	4.09%	7.36%
Net assets, at end of period (000s)	$68,830		$93,997	$113,267	$91,018	$15,527
Ratio of gross expenses to average net assets before expense reimbursement or r	1.39	% (7)	1.36%	1.34%	1.45%	1.87%
Ratio of net expenses to average net assets after expense reimbursement or rec	1.30	% (7)	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (4)(6)	1.64	% (7)	0.92%	0.80%	0.65%	0.43%
Portfolio Turnover Rate	32	% (8)	84%	72%	73%	93%

(1)	The Day Hagan Logix Tactical Dividend Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following series: Day Hagan Tactical Allocation Fund (formerly Day Hagan Tactical Allocation Fund of ETFs) and Day Hagan Logix Tactical Dividend Fund (formerly Day Hagan Tactical Dividend Fund) (each a “Fund” or collectively the “Funds”). The Day Hagan Tactical Allocation Fund is registered as a diversified fund and the Day Hagan Logix Tactical Dividend Fund is registered as a non-diversified fund. The Funds’ investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund Class A and Class C commenced operations on October 30, 2009. The Day Hagan Tactical Allocation Fund Class I commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

Day Hagan Logix Tactical Dividend Fund commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of its respective Fund, has the same rights and voting privileges, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing service and distribution fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a)        Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded fund purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Index options are valued at the mean prices provided by an approved independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the Funds’ net assets as of December 31, 2018:

Day Hagan Tactical Allocation Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(b)	$21,361,699	$—	$—	$21,361,699
Total	$21,361,699	$—	$—	$21,361,699

Day Hagan Logix Tactical Dividend Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stock(b)	$65,288,318	$—	$—	$65,288,318
Exchange-Traded Fund(b)	9,348,910	—	—	9,348,910
REITs	9,929,105	—	—	9,929,105
Total	$84,566,333	$—	$—	$84,566,333

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

(a) As of and during the six months ended December 31, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of any Level during the current period presented. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

(b) All exchange-traded funds and common stocks held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds (“ETFs”) and common stocks by major index classification, please refer to the Portfolios of Investments.

b)      Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Option Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Funds write put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in each Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of December 31, 2018 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Impact of Derivatives on the Statement of Operations

Day Hagan Tactical Allocation Fund

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2018:

Derivatives Not
Accounted for as
Hedging Instruments		Location of Gain (Loss) on	Realized and Unrealized
under GAAP	Primary Risk Exposure	Derivatives Recognized	Gain (Loss) on Derivatives

Put Options written	Equity Risk	Net realized gain from options written	$7,925
Total			$7,925

Put Options written	Equity Risk	Net change in unrealized depreciation on options written	$(815)
Total			$(815)

Federal Income Tax - Each Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required

As of and during the six months ended December 31, 2018, each Fund did not have a liability for any unrecognized tax expense. Each Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2018, each Fund did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (years or periods ended 2016 – 2018 or expected to be taken in year ended 2019 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns are presently in progress.

d)        Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. The Day Hagan Tactical Allocation Fund distributes net investment income annually and the Day Hagan Logix Tactical Dividend Fund distributes net investment income quarterly. Distributable net realized gains, if any, are declared and distributed annually.

e)        Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f)        Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

g)        Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)        Indemnification - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)        Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of each Fund. Investments in Class A shares, in each Fund, made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2018, there were no redemption fees paid to the Funds and there were no CDSC fees paid to the Manager.

j)        Security Loans – Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of income earned on invested collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Throughout the six months ended December 31, 2018 the Funds did not have any securities on loan.

k)        The Funds consider their investments in an FDIC insured account to be cash. The Funds maintain cash balances, which at times may exceed federally insured limits. The Funds maintain this balance with a high quality financial institution.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for each Fund were as follows:

Day Hagan Tactical Allocation Fund

Purchases	Sales
$21,394,510	$26,047,862

Day Hagan Logix Tactical Dividend Fund

Purchases	Sales
$31,603,834	$36,012,574

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Day Hagan acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Funds and Day Hagan (the “Management Agreement”). DH Logix, LLC serves as sub-adviser to a portion of the Day Hagan Logix Tactical Dividend Fund. Under the terms of the Management Agreement, the Manager manages the investment operations of each Fund in accordance with each Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, each Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets for Day Hagan Tactical Allocation Fund and Day Hagan Logix Tactical Dividend Fund, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2018, management fees of $130,936 and $565,519 were incurred by the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund, respectively, before the waiver and reimbursement described below. For the six months ended December 31, 2018 the Day Hagan Tactical Allocation Fund owed $12,373 and the Day Hagan Logix Tactical Dividend Fund owed $95,388 to the investment manager.

The Manager and the Trust, with respect to the Funds, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I shares of Day Hagan Tactical Allocation Fund and at 1.55% for Class A shares, 2.30% for Class C shares, and 1.30% for Class I shares of Day Hagan Logix Tactical Dividend Fund’s average daily net assets through October 31, 2019. Prior to July 25, 2018, the total annual operating expenses could not exceed 1.60%, 2.35% and 1.35% for Class A shares, Class C shares and Class I shares, respectively. Each waiver or reimbursement by the Manager is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the six months ended December 31, 2018, the Manager waived management fees of $38,371 and $58,315 for Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund, respectively. As of December 31, 2018, the Adviser has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2019	2020	2021
Day Hagan Tactical Allocation Fund	$84,569	$68,072	$76,180
Day Hagan Logix Tactical Dividend Fund	$65,563	$0	$17,140

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2018, $12,388 and $45,121 in fees were incurred under the Management Service Agreement for Day Hagan Tactical Allocation Fund and Day Hagan Logix Tactical Dividend Fund, respectively.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for Class A and Class C shares of each Fund, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months ended December 31, 2018, the Distributor received $236 and $2,157 in underwriter commissions from the sale of Class A shares of the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund, respectively.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,075,887 and $90,209,394 for the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund respectively, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Day Hagan Tactical Allocation Fund

Gross Unrealized Appreciation:	$24,384
Gross Unrealized Depreciation:	(1,738,572)
Net Unrealized Appreciation:	$(1,714,188)

Day Hagan Logix Tactical Dividend Fund

Gross Unrealized Appreciation:	$2,588,993
Gross Unrealized Depreciation:	(8,232,053)
Net Unrealized Appreciation:	$(5,643,060)

The tax character of distributions paid during the fiscal years ended June 30, 2018 and June 30, 2017 was as follows:

For the year ended June 30, 2018:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Day Hagan Tactical Allocation Fund	$2,036,152	$—	$—	$2,036,152
Day Hagan Logix Tactical Dividend Fund	3,421,678	6,141,519	—	$9,563,197

For the year ended June 30, 2017:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Day Hagan Tactical Allocation Fund	$—	$—	$—	$—
Day Hagan Logix Tactical Dividend Fund	1,488,995	805,996	—	2,294,991

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss		Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Unrealized	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	Appreciation	Earnings
Day Hagan Tactical Allocation Fund	$701,901	$249,320	$—	$—	$—	$27,051	$978,272
Day Hagan Logix Tactical Dividend Fund	3,246,547	4,547,508	—	—	—	2,162,545	$9,956,600

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Day Hagan Tactical Allocation Fund	$31,402	$(945)	$(30,457)
Day Hagan Tactical Dividend Fund	—	46,515	(46,515)

(5)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(6)	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Consideration and Renewal of Management Agreement Between Donald L. Hagan, LLC a/k/a Day Hagan Asset Management and Mutual Fund Series Trust with respect to Day Hagan Logix Tactical Dividend Fund and Day Hagan Tactical Allocation Fund.

In connection with a regular meeting held on August 14, 2018 (the “Meeting”) , the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of a management agreement (the “Management Agreement”) between the Trust and Donald L. Hagan, LLC a/k/a Day Hagan Asset Management (“Day Hagan”), with respect to Day Hagan Logix Tactical Dividend Fund (“Tactical Dividend Fund”) and the Day Hagan Tactical Allocation Fund (the “Tactical Allocation Fund”) (each a “Fund” and together, the “Funds”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees was based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Board reviewed materials prepared by Day Hagan (“Day Hagan 15 (c) Response”) .

Nature, Extent, and Quality of Services. The Board reviewed the Day Hagan 15(c) Response and discussed its experience with Day Hagan’s portfolio management team, noting that the consistency and expertise of Day Hagan’s personnel were beneficial to the Funds’ shareholders. The Board commented that Day Hagan’s chief compliance officer was a partner of the firm with considerable experience and dedication to the long-term success of the Funds. The Trust’s CCO remarked that Day Hagan’s chief compliance officer was highly responsive, and that Day Hagan’s portfolio managers were pro-active on compliance matters. The Board noted that Day Hagan reported no material compliance, regulatory or litigation issues, and the Trust’s CCO confirmed Day Hagan had appropriate and reasonably designed compliance policies and procedures to minimize the risk of violations of the 1940 Act, as well as other relevant federal securities laws. The Board discussed that Day Hagan monitored all trading activity with a focus on execution and price movements. It noted that Day Hagan made and implemented all investment decisions based upon proprietary research modeling. With respect to Tactical Dividend Fund, the Board recalled that Day Hagan delegated portfolio management and trade execution to a sub-advisor, but retained full oversight over Tactical Dividend fund and the sub-advisor. The Board concluded that the services provided by Day Hagan were in line with its expectations.

Performance.

Tactcial Allocation Fund. The Board noted that Tactical Allocation Funds assets under management had remained static, and had underperformed its peer group, Morningstar category and the MSCI World Index across all time periods presented. The Board noted that Tactical AllocationFund had positive returns across all periods, and was defensive in nature so that its lag behind the Index was not unexpected. The Board discussed Day Hagan’s explanation that Tactical Allocation Fund had underperformed the Morningstar category due to an overweighting of short-duration fixed income assets over the past year, and that most funds in the category held longer-term bonds. The Board noted that Tactical Allocation Fund’s strategy was intended to reduce the negative impact of bear markets. After further discussion, the Board concluded that Tactical Allocation Funds performance was acceptable.

Tactical Dividend Fund. The Board remarked that Tactical Dividend Fund had outperformed its peer group, Morningstar Category and the Russell 1000 Value Index over the 1 year period, and had positive returns across all periods. The Board reviewed Day Hagan’s assessment that Tactical Dividend Fund’s performance could be attributed to its focus on value-oriented stocks. The Board considered Day Hagan’s representation that it reviewed the entire portfolio with the sub-advisor, and was satisfied thatTactical Dividend Fund’s performance was consistent with that of the other accounts managed by the sub-advisor. The Board noted Day Hagan’s representation that the sub-advisor continued to use the same process for its client accounts that provided acceptable returns since 2002. After further discussion, the Trustees determined that Tactical Dividend Fund’s performance was acceptable.

Fees and Expenses.

Tactical Allocation Fund. The Board observed that the 1.00% management fee for Tactical Allocation Fund was higher than its peer group and Morningstar category averages, but below the peer group high and Morningstar category high. The Board noted that Day Hagan TA’s 1.99% net expense ratio was higher than the peer group and Morningstar category averages and medians. The Board considered that Tactical Allocation Fund was smaller than the other funds in its peer group. The Board concluded that the advisory fee for Tactical Allocation Fund was not unreasonable.

Tactical Dividend Fund. The Board remarked that the 1.00% management fee for Tactical Dividend Fund was higher than its peer group and Morningstar category averages, but below the peer group high and Morningstar category high. The Board noted that Tactical Dividend Fund’s 1.64% net expense ratio was the highest among its peer group, but well below the high of the Morningstar category. The Board discussed Day Hagan’s view that the fees for Tactical Dividend Fund were justified by the significant levels of research that went into the process of constructing Tactical Dividend Fund’s portfolio. The Board concluded that the advisory fee for Tactical Dividend Fund was not unreasonable.

Profitability.

Tactical Allocation Fund. The Board observed that, based on the information Day Hagan provided, Day Hagan was managing Tactical Allocation Fund at a loss. The Board therefore concluded that the excessive profitability of Day Hagan was not an issue at this time.

Tactical Dividend Fund. The Board discussed that, based on the information Day Hagan provided, Day Hagan had earned a profit from the management agreement in connection with Tactical Dividend Fund. The Board agreed that such profit was not excessive.

Economies of Scale. The Board considered whether economies of scale had been realized with respect to the management of the Funds, and concluded that based on the current asset level of each Fund, it did not appear that Day Hagan had achieved sufficient economies of scale to warrant breakpoints. The Board agreed that although Day Hagan had not yet reached economies of scale, it would revisit the issue as the size of each Fund materially increased.

Conclusion. Having requested and received information from Day Hagan as it believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of each Fund and its shareholders.

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2018

As a shareholder of the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Day Hagan Tactical Allocation Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/18	12/31/18	7/1/18 - 12/31/18	7/1/18 – 12/31/18
Class A	$1,000.00	$916.00	$7.73	1.60%
Class C	1,000.00	912.80	11.33	2.35
Class I	1,000.00	916.90	6.52	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/18	12/31/18	7/1/18 - 12/31/18	7/1/18 – 12/31/18
Class A	$1,000.00	$1,017.14	$8.13	1.60%
Class C	1,000.00	1,013.36	11.93	2.35
Class I	1,000.00	1,018.40	6.87	1.35

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
December 31, 2018

Day Hagan Logix Tactical Dividend Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/18	12/31/18	7/1/18 – 12/31/18	7/1/18 – 12/31/18
Class A	$1,000.00	$895.00	$7.40	1.55%
Class C	1,000.00	892.10	10.97	2.30
Class I	1,000.00	896.50	6.21	1.30

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/18	12/31/18	7/1/18 – 12/31/18	7/1/18 – 12/31/18
Class A	$1,000.00	$1,017.39	$7.88	1.55%
Class C	1,000.00	1,013.61	11.67	2.30
Class I	1,000.00	1,018.65	6.61	1.30

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Day Hagan Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2018

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust
17645 Wright Street
Omaha, NE 68130

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17645 Wright Street, Suite 200
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: 03/07/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: 03/07/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Principal Financial Officer/Treasurer
Date: 03/07/2019